Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments [Abstract]
Summary Of Credit-Related Commitments And Purchase And Funding Commitments

	December 31, 2013			December 31,
	Due to Expire			2012
	Within	After	Total	Total
	One Year	One Year	Outstanding	Outstanding
Financing Commitments
Financing and leasing assets	$ 799.7	$ 3,526.1	$ 4,325.8	$ 3,301.2
Letters of credit
Standby letters of credit	36.8	265.5	302.3	238.5
Other letters of credit	35.9	-	35.9	53.6
Guarantees
Deferred purchase credit protection agreements	1,771.6	-	1,771.6	1,841.5
Guarantees, acceptances and other recourse obligations	3.9	-	3.9	17.4
Purchase and Funding Commitments
Aerospace manufacturer purchase commitments	729.3	8,015.2	8,744.5	9,168.3
Rail and other manufacturer purchase commitments	648.9	405.1	1,054.0	927.4
Commercial loan portfolio purchase commitment	-	-	-	1,258.3